Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000021901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.90%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of ‑2.69%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 0.94%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight allocation to both Hong Kong and Singapore contributed to relative performance.
    Not owning any Swedish securities also benefited relative results. Favorable security selection within Australia further strengthened the fund's relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The fund's underweight allocation to the UK, and exposure to Mexico, for which the benchmark has no exposure, also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	(2.69)%	0.91%	4.72%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	0.94%	(1.00)%	2.23%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 162,813,096
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,468,277	[1]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	162,813,096	Total Management Fee ($)#:	1,468,277
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%
Issuer country weightings
United States	70.5%
United Kingdom	7.2%
Australia	6.7%
Japan	4.9%
Singapore	2.7%
Germany	2.1%
Belgium	1.7%
Canada	1.5%
Spain	1.5%
Other Countries	1.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%

C000021902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.15%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of ‑2.92%, at net asset value. This compares with a return of 17.49% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 0.94%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight allocation to both Hong Kong and Singapore contributed to relative performance.
    Not owning any Swedish securities also benefited relative results. Favorable security selection within Australia further strengthened the fund's relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The fund's underweight allocation to the UK, and exposure to Mexico, for which the benchmark has no exposure, also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	(2.92)%	0.66%	4.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Real Estate Index (net div) +∆	0.94%	(1.00)%	2.23%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 162,813,096
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,468,277	[2]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	162,813,096	Total Management Fee ($)#:	1,468,277
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%
Issuer country weightings
United States	70.5%
United Kingdom	7.2%
Australia	6.7%
Japan	4.9%
Singapore	2.7%
Germany	2.1%
Belgium	1.7%
Canada	1.5%
Spain	1.5%
Other Countries	1.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	7.6%
Equinix, Inc., REIT	5.8%
Goodman Group, REIT	4.4%
Mid-America Apartment Communities, Inc., REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Equity Lifestyle Properties, Inc., REIT	3.6%
Ventas, Inc., REIT	3.5%
Kimco Realty Corp., REIT	3.0%
Extra Space Storage, Inc., REIT	3.1%
Federal Realty Investment Trust, REIT	3.0%

C000021905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 4.95%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 11.54%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the consumer discretionary, financials, and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the information technology, materials, energy, and industrials sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	4.95%	6.20%	8.03%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Index +∆	11.54%	7.40%	7.82%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 80,314,718
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 321,748	[3]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	80,314,718	Total Management Fee ($)#:	321,748
Total Number of Holdings:	184	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Financials	19.7%
Health Care	16.6%
Industrials	16.1%
Information Technology	13.7%
Consumer Discretionary	11.2%
Energy	5.2%
Real Estate	5.2%
Materials	4.9%
Communication Services	3.2%
Consumer Staples	1.6%
Utilities	1.5%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000021906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 11.54%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within the consumer discretionary, financials, and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Security selection within the information technology, materials, energy, and industrials sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	4.65%	5.94%	7.75%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Index +∆	11.54%	7.40%	7.82%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 80,314,718
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 321,748	[4]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	80,314,718	Total Management Fee ($)#:	321,748
Total Number of Holdings:	184	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Financials	19.7%
Health Care	16.6%
Industrials	16.1%
Information Technology	13.7%
Consumer Discretionary	11.2%
Energy	5.2%
Real Estate	5.2%
Materials	4.9%
Communication Services	3.2%
Consumer Staples	1.6%
Utilities	1.5%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Encompass Health Corp.	1.6%
Grand Canyon Education, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Funko, Inc., "A"	1.5%
Newell Brands, Inc.	1.5%
Armstrong World Industries, Inc.	1.4%
Columbia Banking System, Inc.	1.4%
APi Group, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000052149 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 13.75%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 13.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, materials, and consumer staples sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection within the consumer discretionary and utilities sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.75%	9.74%	9.05%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Value Index +∆	13.07%	8.59%	8.10%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 547,452,680
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 3,875,376	[5]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	547,452,680	Total Management Fee ($)#:	3,875,376
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Equity sectors
Financials	19.7%
Industrials	17.7%
Consumer Discretionary	9.7%
Materials	7.9%
Utilities	7.8%
Health Care	7.3%
Real Estate	7.1%
Consumer Staples	6.8%
Information Technology	6.6%
Energy	5.7%
Communication Services	1.2%
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%

C000052150 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 13.52%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 13.07%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, materials, and consumer staples sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection within the consumer discretionary and utilities sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.52%	9.47%	8.78%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Value Index +∆	13.07%	8.59%	8.10%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 547,452,680
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 3,875,376	[6]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	547,452,680	Total Management Fee ($)#:	3,875,376
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Equity sectors
Financials	19.7%
Industrials	17.7%
Consumer Discretionary	9.7%
Materials	7.9%
Utilities	7.8%
Health Care	7.3%
Real Estate	7.1%
Consumer Staples	6.8%
Information Technology	6.6%
Energy	5.7%
Communication Services	1.2%
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
PG&E Corp.	1.4%
Hartford Financial Services Group, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.2%
Agilent Technologies, Inc.	1.2%
Targa Resources Corp.	1.1%
Assurant, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Public Service Enterprise Group, Inc.	1.0%
U.S. Foods Holding Corp.	1.0%

C000052151 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.30%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 4.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    Bond selection within BBB- and A-rated securities, particularly within the industrials and financial institutions sectors, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's yield curve positioning, most notably its greater exposure to securities with 5-year maturities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.30%	2.27%	2.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	4.36%	1.58%	1.63%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 292,054,987
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 1,152,046	[7]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	292,054,987	Average Effective Maturity (yrs):	2.0
Total Number of Holdings:	309	Average Effective Duration (yrs):	1.9
Total Management Fee ($)#:	1,152,046
Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	10.5%
AA	9.4%
A	19.4%
BBB	33.1%
U.S. Government	23.4%
Federal Agencies	1.1%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000052152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 4.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    Bond selection within BBB- and A-rated securities, particularly within the industrials and financial institutions sectors, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government Credit Index:
    The fund's yield curve positioning, most notably its greater exposure to securities with 5-year maturities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.02%	2.03%	1.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	1.25%	(0.33)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	4.36%	1.58%	1.63%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 292,054,987
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 1,152,046	[8]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	292,054,987	Average Effective Maturity (yrs):	2.0
Total Number of Holdings:	309	Average Effective Duration (yrs):	1.9
Total Management Fee ($)#:	1,152,046
Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	10.5%
AA	9.4%
A	19.4%
BBB	33.1%
U.S. Government	23.4%
Federal Agencies	1.1%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000068440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[9]
Expense Ratio, Percent	0.05%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 5.86%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 8.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to both the MFS Limited Maturity Portfolio and MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio, within the fixed income segment, further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.86%	3.52%	4.68%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
MFS Conservative Allocation Portfolio Blended Index ∆	8.01%	4.41%	5.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 249,381,569
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	249,381,569	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.7%
MFS Limited Maturity Portfolio	11.2%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.6%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	5.9%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.1%
MFS Research International Portfolio	5.0%
MFS Mid Cap Growth Series	3.9%
MFS Mid Cap Value Portfolio	3.9%
MFS Institutional Money Market Portfolio	2.6%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Series	0.9%
MFS New Discovery Value Portfolio	0.9%

C000068441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[11]
Expense Ratio, Percent	0.30%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 5.65%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 8.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to both the MFS Limited Maturity Portfolio and MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio, within the fixed income segment, further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.65%	3.26%	4.41%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
MFS Conservative Allocation Portfolio Blended Index ∆	8.01%	4.41%	5.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 249,381,569
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	249,381,569	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.7%
MFS Limited Maturity Portfolio	11.2%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.6%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	5.9%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.1%
MFS Research International Portfolio	5.0%
MFS Mid Cap Growth Series	3.9%
MFS Mid Cap Value Portfolio	3.9%
MFS Institutional Money Market Portfolio	2.6%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Series	0.9%
MFS New Discovery Value Portfolio	0.9%

C000068442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[13]
Expense Ratio, Percent	0.02%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 8.31%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 11.41%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Global Governments Portfolio and MFS Inflation-Adjusted Bond Portfolio further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.31%	5.38%	6.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Moderate Allocation Portfolio Blended Index ∆	11.41%	6.84%	7.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 895,607,032
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[14]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	895,607,032	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.7%
MFS Government Securities Portfolio	9.7%
MFS Value Series	8.9%
MFS Growth Series	8.2%
MFS Research International Portfolio	8.0%
MFS Research Series	7.2%
MFS Mid Cap Growth Series	6.9%
MFS Mid Cap Value Portfolio	6.8%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	2.9%
MFS Institutional Money Market Portfolio	2.6%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.4%

C000068443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$28	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[15]
Expense Ratio, Percent	0.27%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 11.41%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Global Governments Portfolio and MFS Inflation-Adjusted Bond Portfolio further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.12%	5.13%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Moderate Allocation Portfolio Blended Index ∆	11.41%	6.84%	7.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 895,607,032
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[16]
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	895,607,032	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.7%
MFS Government Securities Portfolio	9.7%
MFS Value Series	8.9%
MFS Growth Series	8.2%
MFS Research International Portfolio	8.0%
MFS Research Series	7.2%
MFS Mid Cap Growth Series	6.9%
MFS Mid Cap Value Portfolio	6.8%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	2.9%
MFS Institutional Money Market Portfolio	2.6%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.4%

C000068444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$4	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 4	[17]
Expense Ratio, Percent	0.04%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 10.34%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 14.22%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	10.34%	6.86%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Growth Allocation Portfolio Blended Index ∆	14.22%	8.78%	8.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 301,127,815
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[18]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	301,127,815	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	12
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.1%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	8.9%
MFS Mid Cap Growth Series	8.9%
MFS High Yield Portfolio	5.1%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.6%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Limited Maturity Portfolio	1.0%
MFS Emerging Markets Equity Portfolio	1.0%

C000068445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$30	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[19]
Expense Ratio, Percent	0.29%	[19]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 10.05%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 14.22%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure to all funds across the international equity segment supported relative performance. Additionally, strong relative performance of the MFS International Growth Portfolio also aided relative results as the fund outpaced its designated benchmark.
    The fund's exposure to the MFS High Yield Portfolio, within the fixed income segment, also supported relative returns.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment further weighed on relative results as the funds generally underperformed their respective benchmarks.
    The fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS Global Governments Portfolio further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.05%	6.60%	7.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Growth Allocation Portfolio Blended Index ∆	14.22%	8.78%	8.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 301,127,815
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[20]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	301,127,815	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	12
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.1%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	8.9%
MFS Mid Cap Growth Series	8.9%
MFS High Yield Portfolio	5.1%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.6%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Limited Maturity Portfolio	1.0%
MFS Emerging Markets Equity Portfolio	1.0%

C000068446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 9.52%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 8.05%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the energy and industrials sectors benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the consumer discretionary, materials, information technology, and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	9.52%	8.71%	9.95%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Value Index +∆	8.05%	7.29%	7.14%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 46,233,081
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 440,408	[21]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,233,081	Total Management Fee ($)#:	440,408
Total Number of Holdings:	127	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Financials	26.5%
Industrials	15.7%
Consumer Discretionary	10.6%
Real Estate	9.4%
Materials	8.2%
Information Technology	7.0%
Energy	6.6%
Utilities	6.0%
Health Care	5.2%
Consumer Staples	2.6%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%

C000068447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 9.18%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 8.05%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the energy and industrials sectors benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the consumer discretionary, materials, information technology, and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.18%	8.40%	9.67%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Value Index +∆	8.05%	7.29%	7.14%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 46,233,081
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 440,408	[22]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,233,081	Total Management Fee ($)#:	440,408
Total Number of Holdings:	127	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Financials	26.5%
Industrials	15.7%
Consumer Discretionary	10.6%
Real Estate	9.4%
Materials	8.2%
Information Technology	7.0%
Energy	6.6%
Utilities	6.0%
Health Care	5.2%
Consumer Staples	2.6%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Portland General Electric Co.	1.3%
SLM Corp.	1.3%
Columbia Banking System, Inc.	1.3%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hanover Insurance Group, Inc.	1.2%

C000068454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of ‑3.94%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of ‑3.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s underweight exposure to France and Germany, and its overweight exposure to Italy, benefited relative performance.
    The fund’s lesser exposure to shifts in the short end of the yield curve also contributed to relative returns.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund's shorter duration stance against the Euro and UK yield curves held back relative performance as interest rates generally rose throughout the reporting period.
    The fund’s overweight exposure to 5- and 7-year key interest rates also weighed on relative performance. Additionally, an overweight allocation to the Japanese Yen further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	(3.94)%	(2.23)%	(0.25)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
Bloomberg World Government Inflation-Linked Bond Index +∆	(3.10)%	(1.51)%	0.34%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 159,149,955
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 814,036	[23]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	159,149,955	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	90	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	814,036
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Issuer country weightings
United States	52.1%
United Kingdom	18.3%
Italy	9.8%
Spain	6.1%
Canada	5.2%
Japan	2.7%
France	2.0%
Germany	1.4%
Sweden	0.9%
Other Countries	1.5%
Composition including fixed income credit quality
AAA	9.9%
AA	20.5%
A	4.7%
BBB	15.1%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068455 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of ‑4.13%, at net asset value. This compares with a return of ‑1.69% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of ‑3.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s underweight exposure to France and Germany, and its overweight exposure to Italy, benefited relative performance.
    The fund’s lesser exposure to shifts in the short end of the yield curve also contributed to relative returns.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund's shorter duration stance against the Euro and UK yield curves held back relative performance as interest rates generally rose throughout the reporting period.
    The fund’s overweight exposure to 5- and 7-year key interest rates also weighed on relative performance. Additionally, an overweight allocation to the Japanese Yen further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	(4.13)%	(2.47)%	(0.49)%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index +∆	(1.69)%	(1.96)%	0.15%
Bloomberg World Government Inflation-Linked Bond Index +∆	(3.10)%	(1.51)%	0.34%
+
Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 159,149,955
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 814,036	[24]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	159,149,955	Average Effective Maturity (yrs):	10.2
Total Number of Holdings:	90	Average Effective Duration (yrs):	9.2
Total Management Fee ($)#:	814,036
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	96.4%
Money Market Funds	3.6%
Issuer country weightings
United States	52.1%
United Kingdom	18.3%
Italy	9.8%
Spain	6.1%
Canada	5.2%
Japan	2.7%
France	2.0%
Germany	1.4%
Sweden	0.9%
Other Countries	1.5%
Composition including fixed income credit quality
AAA	9.9%
AA	20.5%
A	4.7%
BBB	15.1%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	3.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.